Financial Risk Management - Provision for loss allowance determined for trade receivables and contract assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provision for loss allowance for both trade receivable and contract assets
Financial assets	$ 807,044	$ 677,278
Trade receivables and contract assets
Provision for loss allowance for both trade receivable and contract assets
Financial assets	127,449	112,670
Trade receivables and contract assets | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets	$ (22,368)	$ (29,718)	$ (60,510)
Trade receivables and contract assets | Not due
Provision for loss allowance for both trade receivable and contract assets
Expected loss rate	2.00%	0.00%
Financial assets	$ 86,088	$ 77,006
Trade receivables and contract assets | Not due | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets	$ (1,466)	$ (152)
Trade receivables and contract assets | 030 days
Provision for loss allowance for both trade receivable and contract assets
Expected loss rate	1.00%	4.00%
Financial assets	$ 23,455	$ 19,799
Trade receivables and contract assets | 030 days | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets	$ (230)	$ (845)
Trade receivables and contract assets | 3060 days
Provision for loss allowance for both trade receivable and contract assets
Expected loss rate	5.00%	17.00%
Financial assets	$ 9,334	$ 4,475
Trade receivables and contract assets | 3060 days | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets	$ (449)	$ (945)
Trade receivables and contract assets | 6090 days
Provision for loss allowance for both trade receivable and contract assets
Expected loss rate	13.00%	15.00%
Financial assets	$ 1,976	$ 3,754
Trade receivables and contract assets | 6090 days | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets	$ (298)	$ (672)
Trade receivables and contract assets | 90180 days
Provision for loss allowance for both trade receivable and contract assets
Expected loss rate	25.00%	29.00%
Financial assets	$ 3,467	$ 4,155
Trade receivables and contract assets | 90180 days | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets	$ (1,150)	$ (1,660)
Trade receivables and contract assets | >180 days
Provision for loss allowance for both trade receivable and contract assets
Expected loss rate	86.00%	88.00%
Financial assets	$ 3,129	$ 3,481
Trade receivables and contract assets | >180 days | Provision for loss allowance
Provision for loss allowance for both trade receivable and contract assets
Financial assets	(18,775)	(25,444)
Trade receivables
Provision for loss allowance for both trade receivable and contract assets
Financial assets	127,449	110,617
Trade receivables | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	148,329	140,335
Trade receivables | Not due | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	86,066	75,105
Trade receivables | 030 days | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	23,685	20,644
Trade receivables | 3060 days | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	9,783	5,420
Trade receivables | 6090 days | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	2,274	4,426
Trade receivables | 90180 days | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	4,617	5,815
Trade receivables | >180 days | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	21,904	28,925
Contract assets | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	1,488	2,053
Contract assets | Not due | Gross carrying amount
Provision for loss allowance for both trade receivable and contract assets
Financial assets	$ 1,488	$ 2,053